Fair Value Measurements and Disclosures - Valuation Techniques for Level 3 interest rate lock (Details) - Interest rate lock commitments - Level 3 $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset	$ 504
Valuation technique extensible list	us-gaap:ValuationTechniqueConsensusPricingModelMember
Measurement input extensible list	mrbk:LoanOriginationSucessRateMember
Loss (gain) in fair value of derivative assets	$ (78)	$ 40
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.00
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	99.00
Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	91.70